Share Based Compensation (Details) - Schedule of company’s share option plan activity - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Company SShare Option Plan Activity Abstract
Number of options, Outstanding Beginning	32,533	25,724
Weighted average exercise price, Outstanding Beginning (in Dollars per share)	$ 7.8	$ 7.52
Weighted average Remaining Contractual Life (Years), Outstanding Beginning		76 years
Number of options, Granted	8,359	7,401
Number of options, Exercised
Weighted average exercise price, Exercised (in Dollars per share)
Number of options, Forfeited		(592)
Weighted average exercise price, Forfeited (in Dollars per share)
Number of options, Outstanding ending	40,892	32,533
Weighted average exercise price, Outstanding ending (in Dollars per share)	$ 8.11	$ 7.8
Weighted average Remaining Contractual Life (Years), Outstanding ending	372 years	79 years
Number of options, Exercisable ending	26,517	16,866
Weighted average exercise price, Exercisable ending (in Dollars per share)	$ 7.9	$ 7.75
Weighted average Remaining Contractual Life (Years), Exercisable ending	163 years	69 years